Investments in subsidiaries (Tables)	12 Months Ended
Sep. 30, 2020
Business Combinations 1 [Abstract]
Disclosure of detailed information about business combinations
The following table presents the fair value of assets acquired and liabilities assumed for all the above acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed. During the year ended September 30, 2019, the Company finalized the fair value of assets acquired and liabilities assumed for ckc. The fair value of assets acquired and liabilities assumed for Acando and Sunflower were preliminary.

	Acando	Other	Total
	$	$	$
Current assets	105,298	14,674	119,972
PP&E (Note 6)	6,404	1,271	7,675
Intangible assets (Note 9)	102,889	9,855	112,744
Goodwill[1]	555,921	31,916	587,837
Current liabilities	(120,746)	(12,735)	(133,481)
Deferred tax liabilities	(25,966)	(1,324)	(27,290)
Retirement benefits obligations (Note 17)	(6,550)	(1,444)	(7,994)
Long-term debt	(9,828)	—	(9,828)
	607,422	42,213	649,635
Cash acquired	16,348	(2,481)	13,867
Net assets acquired	623,770	39,732	663,502

Consideration paid	599,744	37,738	637,482
Consideration payable	24,026	1,994	26,020

[1]
The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. As at September 30, 2019, $465,209,000 of the goodwill is included in the Scandinavia operating segment, $90,943,000 in the Central and Eastern Europe operating segment, $17,730,000 in the Finland, Poland and Baltics operating segment and $13,955,000 in the U.S. Federal operating segment. The goodwill is only deductible for tax purposes for Sunflower.

The following table presents the fair value of assets acquired and liabilities assumed for all acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed:

	SCISYS	TeraThink	Other	Total
	$	$	$	$
Current assets	28,461	14,227	12,995	55,683
PP&E (Note 6)	16,893	1,369	638	18,900
Right-of-use assets (Note 7)	3,362	4,228	4,269	11,859
Intangible assets (Note 9)	16,837	19,025	10,661	46,523
Goodwill[1] (Note 12)	144,712	86,642	37,683	269,037
Current liabilities	(68,254)	(13,910)	(14,414)	(96,578)
Deferred tax liabilities	(3,030)	—	(1,507)	(4,537)
Retirement benefits obligations (Note 17)	—	—	(1,068)	(1,068)
Long-term debt	(10,880)	(9,732)	(122)	(20,734)
Lease liabilities	(4,336)	(4,935)	(4,321)	(13,592)
	123,765	96,914	44,814	265,493
Cash acquired	6,495	2,474	7,035	16,004
Net assets acquired	130,260	99,388	51,849	281,497

Consideration paid	130,260	99,388	51,849	281,497

[1]
The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. As at September 30, 2020, $32,272,000 of the goodwill is included in the Western and Southern Europe operating segment, $5,411,000 in the Canada operating segment, $86,642,000 in the U.S. Federal operating segment, $53,170,000 in the U.K and Australia operating segment and $91,542,000 in the Central and Eastern Europe operating segment. The goodwill is only deductible for tax purposes for TeraThink